PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
PROPERTY AND EQUIPMENT.
Schedule of property and equipment

	December 31,	Business			Reclassifications/	December 31,
	2015	acquisitions	Additions	Deductions	Translations	2016
At cost:
Land rights	1,270	89	59	(1)	—	1,417
Buildings	6,033	10	311	(3)	1,486	7,837
Leasehold improvements	1,036	—	13	(37)	104	1,116
Switching equipment	19,872	—	218	(160)	609	20,539
Telegraph, telex and data communication equipment	876	—	751	(41)	—	1,586
Transmission installation and equipment	124,989	—	2,832	(12,134)	11,221	126,908
Satellite, earth station and equipment	8,146	—	80	—	219	8,445
Cable network	38,086	—	6,746	(302)	460	44,990
Power supply	13,912	—	286	(77)	1,116	15,237
Data processing equipment	11,414	12	395	(138)	916	12,599
Other telecommunication peripherals	634	—	73	—	(5)	702
Office equipment	1,135	5	142	(12)	259	1,529
Vehicles	569	—	123	(169)	(1)	522
CPE assets	22	—	—	—	—	22
Other equipment	99	—	1	—	—	100
Property under construction	4,580	—	17,169	—	(17,199)	4,550
Total	232,673	116	29,199	(13,074)	(815)	248,099

	December 31,			Reclassifications/	December 31,
	2015	Additions	Deductions	Translations	2016
Accumulated depreciation and impairment losses:
Land rights	245	24	(0)	(1)	268
Buildings	2,141	290	(2)	6	2,435
Leasehold improvements	623	106	(37)	—	692
Switching equipment	15,261	1,590	(160)	(1)	16,690
Telegraph, telex and data communication equipment	4	329	—	—	333
Transmission installation and equipment	65,399	10,499	(11,501)	(32)	64,365
Satellite, earth station and equipment	6,706	415	—	(23)	7,098
Cable network	19,706	1,545	(302)	(455)	20,494
Power supply	9,132	1,225	(70)	(25)	10,262
Data processing equipment	8,556	1,114	(118)	(40)	9,512
Other telecommunication peripherals	386	77	—	(1)	462
Office equipment	764	184	(11)	3	940
Vehicles	179	88	(66)	(1)	200
CPE assets	17	2	—	—	19
Other equipment	99	—	—	—	99
Total	129,218	17,488	(12,267)	(570)	133,869
Net book value	103,455				114,230

	December 31,	Business			Reclassifications/	December 31,
	2016	acquisitions	Additions	Deductions	Translations	2017
At cost:
Land rights	1,417	40	62	—	—	1,519
Buildings	7,837	39	211	(3)	1,718	9,802
Leasehold improvements	1,116	—	34	(25)	132	1,257
Switching equipment	20,539	69	556	(977)	(1,675)	18,512
Telegraph, telex and data communication equipment	1,586	—	—	—	(3)	1,583
Transmission installation and equipment	126,908	—	2,648	(4,489)	14,314	139,381
Satellite, earth station and equipment	8,445	573	1,233	(2,202)	1,251	9,300
Cable network	44,990	—	5,715	(694)	(2,657)	47,354
Power supply	15,237	—	222	(456)	1,491	16,494
Data processing equipment	12,599	—	715	(603)	666	13,377
Other telecommunication peripherals	702	—	966	(7)	—	1,661
Office equipment	1,529	11	327	(84)	(146)	1,637
Vehicles	522	—	355	(37)	—	840
CPE assets	22	—	—	—	—	22
Other equipment	100	—	—	—	(3)	97
Property under construction	4,550	—	20,110	(96)	(20,149)	4,415
Total	248,099	732	33,154	(9,673)	(5,061)	267,251

	December 31,			Reclassifications/	December 31,
	2016	Additions	Deductions	Translations	2017
Accumulated depreciation and impairment losses:
Land rights	268	31	—	—	299
Buildings	2,435	407	—	38	2,880
Leasehold improvements	692	149	(23)	5	823
Switching equipment	16,690	1,393	(977)	(2,511)	14,595
Telegraph, telex and data communication equipment	333	416	—	53	802
Transmission installation and equipment	64,365	11,213	(3,642)	(55)	71,881
Satellite, earth station and equipment	7,098	595	(2,202)	(1,157)	4,334
Cable network	20,494	2,003	(693)	(3,752)	18,052
Power supply	10,262	1,296	(286)	2	11,274
Data processing equipment	9,512	1,401	(582)	(19)	10,312
Other telecommunication peripherals	462	149	(7)	(1)	603
Office equipment	940	215	(65)	26	1,116
Vehicles	200	113	(21)	—	292
CPE assets	19	1	—	—	20
Other equipment	99	1	—	(4)	96
Total	133,869	19,383	(8,498)	(7,375)	137,379
Net book value	114,230				129,872

Schedule of gain on disposal or sale of property and equipment

	2015	2016	2017
Proceeds from sale of property and equipment	733	765	1,367
Net book value	(8)	(152)	(1,009)
Gain on disposal or sale of property and equipment	725	613	358

Schedule of future minimum lease payments

Years	2016	2017
2017	987	—
2018	892	1,083
2019	816	969
2020	771	866
2021	740	778
2022	590	605
Thereafter	364	384
Total minimum lease payments	5,160	4,685
Interest	(1,150)	(881)
Net present value of minimum lease payments	4,010	3,804
Current maturities (Note 16b)	(658)	(794)
Long-term portion (Note 17)	3,352	3,010

Schedule of obligations under finance leases

	2016	2017
PT Tower Bersama Infrastructure Tbk.	1,465	1,293
PT Profesional Telekomunikasi Indonesia	1,295	1,120
PT Solusi Tunas Pratama	241	212
PT Mandiri Utama Finance	—	198
PT Putra Arga Binangun	217	189
PT Mitsubishi UFJ Lease and Finance Indonesia	21	135
PT Bali Towerindo Sentra	112	100
Others (each below Rp75 billion)	659	557
Total	4,010	3,804